Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Reconciliation of Cash and Restricted Cash
The reconciliation of cash, cash equivalents and restricted cash is as follows:

	December 31,
	2022	2021	2020

Cash and cash equivalents	$65,430	$92,494	$65,622
Restricted cash	4,411	3,937	3,975
Total cash, cash equivalents and restricted cash	$69,841	$96,431	$69,597

Reconciliation of Cash and Restricted Cash
The reconciliation of cash, cash equivalents and restricted cash is as follows:

	December 31,
	2022	2021	2020

Cash and cash equivalents	$65,430	$92,494	$65,622
Restricted cash	4,411	3,937	3,975
Total cash, cash equivalents and restricted cash	$69,841	$96,431	$69,597

Summary of Useful Lives

Property and Equipment	Useful Life
Computer, office and other equipment	5 years
Computer software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2022	2021
Computer, office and other equipment	$813	$659
Computer software	80	80
Furniture and fixtures	100	100
Leasehold improvements	252	238
	1,245	1,077
Less: accumulated depreciation	(688)	(501)
Property and equipment, net	$557	$576